Condensed Financial Information (Parent Company) (Condensed Statements of Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Net investment income									$ 21,153	$ 22,232	$ 21,984
Other revenues									2,030	1,920	1,906
Net investment gains (losses)									(197)	161	(352)
Net derivative gains (losses)									1,317	(3,239)	(1,919)
Total revenues	19,119	18,846	18,266	17,085	18,458	16,337	15,721	17,683	73,316	68,199	68,150
Expenses
Goodwill impairment									0	0	1,868
Other expenses									17,091	16,602	17,755
Total expenses	17,043	15,894	16,316	15,259	17,190	15,361	15,160	16,436	64,512	64,147	66,708
Income (loss) before provision for income tax									8,804	4,052	1,442
Provision for income tax expense (benefit)									2,465	661	128
Net income (loss)	1,521	2,094	1,366	1,328	908	972	502	986	6,309	3,368	1,324
Less: Preferred stock dividends	31	30	31	30	31	30	31	30	122	122	122
Net income (loss) available to common shareholders	1,490	2,064	1,335	1,298	877	942	471	956	6,187	3,246	1,202
Comprehensive income (loss)									11,854	(2,925)	6,638
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in earnings of subsidiaries									6,907	4,163	3,444
Net investment income									371	304	94
Other revenues									128	155	159
Net investment gains (losses)									(287)	(80)	29
Net derivative gains (losses)									165	(99)	(259)
Total revenues									7,284	4,443	3,467
Expenses
Interest expense									1,151	1,122	985
Goodwill impairment									0	0	1,384
Other expenses									197	373	167
Total expenses									1,348	1,495	2,536
Income (loss) before provision for income tax									5,936	2,948	931
Provision for income tax expense (benefit)									(373)	(420)	(393)
Net income (loss)									6,309	3,368	1,324
Less: Preferred stock dividends									122	122	122
Net income (loss) available to common shareholders									6,187	3,246	1,202
Comprehensive income (loss)									$ 11,854	$ (2,925)	$ 6,638